Dean Small Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.77% Shares Fair Value
Communications — 1.66%
TEGNA, Inc. 183,493 $ 3,356,087
Consumer Discretionary — 13.73%
Carter's, Inc. 64,026 3,469,569
Columbia Sportswear Co. 22,540 1,891,782
Johnson Outdoors, Inc., Class A 73,683 2,431,539
Leggett & Platt, Inc. 67,424 647,270
Malibu Boats, Inc., Class A
(a)
73,683 2,769,743
Papa John's International, Inc. 62,953 2,585,480
Rush Enterprises, Inc., Class A 50,434 2,763,279
Silgan Holdings, Inc. 90,160 4,692,828
Standard Motor Products, Inc. 77,797 2,410,151
Wendy's Co. (The) 90,316 1,472,151
Winnebago Industries, Inc. 56,693 2,708,792
27,842,584
Consumer Staples — 6.64%
Boston Beer Co., Inc. (The), Class A
(a)
15,380 4,613,692
Cal-Maine Foods, Inc. 15,738 1,619,755
Fresh Del Monte Produce, Inc. 54,011 1,793,706
John B. Sanfilippo & Son, Inc. 32,549 2,835,344
SpartanNash Co. 41,670 763,394
Spectrum Brands Holdings, Inc. 21,819 1,843,487
13,469,378
Energy — 6.46%
Helmerich & Payne, Inc. 178,485 5,715,090
Innovex International, Inc.
(a)
242,690 3,390,379
World Kinect Corp. 145,220 3,995,002
13,100,471
Financials — 23.20%
1st Source Corp. 59,555 3,476,820
Camden National Corp. 68,676 2,935,212
Cathay General Bancorp 66,887 3,184,490
Diamond Hill Investment Group, Inc. 24,501 3,800,105
Employers Holdings, Inc. 57,230 2,931,893
Federated Hermes, Inc., Class B 103,371 4,249,582
First Financial Corp. 62,058 2,866,459
Fulton Financial Corp. 149,334 2,879,160
Great Southern Bancorp, Inc. 41,670 2,487,699
Independent Bank Corp. 47,584 3,054,417
PJT Partners, Inc., Class A 7,690 1,213,559
PROG Holdings, Inc. 59,882 2,530,613
QCR Holdings, Inc. 41,670 3,360,269
S&T Bancorp, Inc. 60,628 2,317,202
Safety Insurance Group, Inc. 11,267 928,401
Simmons First National Corp., Class A 132,523 2,939,360
WaFd, Inc. 37,557 1,210,838

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.77% - continued Shares Fair Value
Financials — 23.20% - continued
Waterstone Financial, Inc. 49,897 $ 670,616
47,036,695
Health Care — 2.40%
CONMED Corp. 37,736 2,582,652
Patterson Companies, Inc. 53,474 1,650,208
Perrigo Co. PLC 24,323 625,344
4,858,204
Industrials — 24.22%
Advanced Energy Industries, Inc. 52,580 6,079,825
Air Transport Services Group, Inc.
(a)
118,036 2,594,431
Alamo Group, Inc. 23,250 4,322,407
Astec Industries, Inc. 64,920 2,181,312
Bel Fuse, Inc., Class B 63,310 5,221,176
Brady Corp., Class A 23,607 1,743,377
Columbus McKinnon Corp. 76,545 2,850,536
Douglas Dynamics, Inc. 71,895 1,698,879
ESCO Technologies, Inc. 33,622 4,478,786
Franklin Covey Co.
(a)
49,182 1,848,260
Hackett Group, Inc. (The) 132,880 4,082,073
Healthcare Services Group, Inc.
(a)
223,196 2,592,422
Heartland Express, Inc. 129,303 1,450,780
Kennametal, Inc. 152,195 3,655,724
Werner Enterprises, Inc. 119,825 4,304,114
49,104,102
Materials — 2.74%
Minerals Technologies, Inc. 53,116 4,047,970
Orion Engineered Carbons SA 44,711 705,987
Stepan Co. 12,340 798,398
5,552,355
Real Estate — 2.42%
Broadstone Net Lease Inc. 85,845 1,361,502
Cousins Properties, Inc. 58,839 1,802,827
Getty Realty Corp. 58,124 1,751,276
4,915,605
Technology — 10.31%
Cohu, Inc.
(a)
102,835 2,745,695
CSG Systems International, Inc. 89,421 4,570,306
Harmonic, Inc.
(a)
141,465 1,871,582
Maximus, Inc. 58,318 4,353,439
Verra Mobility Corp.
(a)
46,320 1,120,018
Viavi Solutions, Inc.
(a)
326,746 3,300,135
Vishay Intertechnology, Inc. 173,299 2,935,685
20,896,860
Utilities — 5.00%
American States Water Co. 14,665 1,139,764
Avista Corp. 41,670 1,526,372

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.77% - continued Shares Fair Value
Utilities — 5.00% - continued
Northwest Natural Holding Co. 20,030 $ 792,387
Northwestern Energy Group, Inc. 27,184 1,453,257
ONE Gas, Inc. 25,396 1,758,673
Portland General Electric Co. 22,355 975,125
Spire, Inc. 36,663 2,486,851
10,132,429
Total Common Stocks/ Total Investments — 98.77% (Cost $195,273,422) 200,264,770
Other Assets in Excess of Liabilities — 1.23% 2,498,592
NET ASSETS — 100.00% $ 202,763,362
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)
COMMON STOCKS — 97.75% Shares Fair Value
Communications — 3.11%
Omnicom Group, Inc. 29,724 $ 2,557,453
Take-Two Interactive Software, Inc.
(a)
15,401 2,835,016
5,392,469
Consumer Discretionary — 9.51%
AutoZone, Inc.
(a)
924 2,958,649
BorgWarner, Inc. 94,255 2,996,366
Hasbro, Inc. 25,720 1,438,005
Lithia Motors, Inc., Class A 7,239 2,587,436
PulteGroup, Inc. 20,021 2,180,287
Skechers U.S.A., Inc., Class A
(a)
32,188 2,164,321
Yum China Holdings, Inc. 45,279 2,181,089
16,506,153
Consumer Staples — 9.45%
BJ's Wholesale Club Holdings, Inc.
(a)
32,034 2,862,238
Casey's General Stores, Inc. 6,622 2,623,835
Conagra Brands, Inc. 118,589 3,290,845
Dollar General Corp. 35,115 2,662,419
Lamb Weston Holdings, Inc. 33,882 2,264,334
US Foods Holding Corp.
(a)
40,043 2,701,301
16,404,972
Energy — 4.33%
Baker Hughes Co., Class A 62,991 2,583,891
Coterra Energy, Inc. 85,784 2,190,923
Permian Resources Corp. 191,282 2,750,635
7,525,449
Financials — 17.63%
Ameriprise Financial, Inc. 5,852 3,115,780
Assurant, Inc. 17,095 3,644,995
Bank of New York Mellon Corp. (The) 53,750 4,129,613
Hartford Financial Services Group, Inc. (The) 27,260 2,982,244
Prosperity Bancshares, Inc. 49,438 3,725,154
Raymond James Financial, Inc. 24,950 3,875,484
Regions Financial Corp. 124,287 2,923,230
Reinsurance Group of America, Inc. 15,247 3,257,217
W.R. Berkley Corp. 50,516 2,956,196
30,609,913
Health Care — 8.76%
Encompass Health Corp. 37,733 3,484,643
Jazz Pharmaceuticals PLC
(a)
27,414 3,376,034
Molina Healthcare, Inc.
(a)
8,779 2,555,128
Quest Diagnostics, Inc. 19,097 2,880,973
Zimmer Biomet Holdings, Inc. 27,568 2,912,008
15,208,786
Industrials — 14.04%
AGCO Corp. 27,106 2,533,869

Dean Mid Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 97.75% - continued Shares Fair Value
Industrials — 14.04% - continued
Dover Corp. 17,865 $ 3,351,474
Gates Industrial Corp. PLC
(a)
118,281 2,433,040
ITT, Inc. 18,481 2,640,565
Knight-Swift Transportation Holdings, Inc. 48,976 2,597,687
L3Harris Technologies, Inc. 14,631 3,076,607
Littelfuse, Inc. 10,935 2,576,833
Regal Rexnord Corp. 16,479 2,556,387
Republic Services, Inc. 12,937 2,602,666
24,369,128
Materials — 3.40%
Avery Dennison Corp. 13,553 2,536,173
International Flavors & Fragrances, Inc. 39,735 3,359,594
5,895,767
Real Estate — 8.13%
AvalonBay Communities, Inc. 12,783 2,811,877
CBRE Group, Inc., Class A
(a)
26,336 3,457,653
Regency Centers Corp. 39,273 2,903,453
STAG Industrial, Inc. 73,771 2,494,935
Weyerhaeuser Co. 87,016 2,449,500
14,117,418
Technology — 7.76%
Arrow Electronics, Inc.
(a)
23,410 2,648,139
Broadridge Financial Solutions, Inc. 11,551 2,611,566
Global Payments, Inc. 23,256 2,606,067
Microchip Technology, Inc. 39,735 2,278,802
SS&C Technologies Holdings, Inc. 43,893 3,326,212
13,470,786
Utilities — 11.64%
Ameren Corp. 39,427 3,514,523
Atmos Energy Corp. 21,100 2,938,597
CenterPoint Energy, Inc. 108,116 3,430,521
Entergy Corp. 45,587 3,456,406
OGE Energy Corp. 90,559 3,735,558
Xcel Energy, Inc. 46,357 3,130,025
20,205,630
Total Common Stocks/ Total Investments — 97.75% (Cost $145,859,915) 169,706,471
Other Assets in Excess of Liabilities — 2.25% 3,904,374
NET ASSETS — 100.00% $ 173,610,845
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
COMMON STOCKS — 97.63% Shares Fair Value
Communications — 5.59%
BCE, Inc. 47,745 $ 1,106,729
Comcast Corp., Class A 44,334 1,663,855
Verizon Communications, Inc. 55,296 2,211,287
4,981,871
Consumer Discretionary — 3.82%
Home Depot, Inc. (The) 5,521 2,147,614
LKQ Corp. 34,185 1,256,299
3,403,913
Consumer Staples — 13.89%
Altria Group, Inc. 54,159 2,831,975
Flowers Foods, Inc. 54,728 1,130,680
Hershey Co. (The) 10,393 1,760,055
Kimberly-Clark Corp. 17,052 2,234,494
PepsiCo, Inc. 16,158 2,456,985
Philip Morris International, Inc. 9,500 1,143,325
Sysco Corp. 10,718 819,498
12,377,012
Energy — 8.25%
Chevron Corp. 19,244 2,787,301
EOG Resources, Inc. 22,898 2,806,837
Kinder Morgan, Inc., Class P 64,066 1,755,408
7,349,546
Financials — 16.8 3%
BlackRock, Inc. 1,868 1,914,905
Canadian Imperial Bank of Commerce 18,838 1,191,127
JPMorgan Chase & Co. 11,368 2,725,022
PNC Financial Services Group, Inc. (The) 11,043 2,129,643
PPG Industries, Inc. 10,150 1,212,418
Principal Financial Group, Inc. 20,056 1,552,535
Prudential Financial, Inc. 17,133 2,030,774
T. Rowe Price Group, Inc. 19,812 2,240,539
14,996,963
Health Care — 8.43%
Amgen, Inc. 5,521 1,438,994
Bristol-Myers Squibb Co. 20,624 1,166,493
Johnson & Johnson 15,103 2,184,196
Merck & Co., Inc. 14,372 1,429,727
Pfizer, Inc. 48,557 1,288,217
7,507,627
Industrials — 9.13%
Fastenal Co. 29,069 2,090,352
Illinois Tool Works, Inc. 4,385 1,111,861
Lockheed Martin Corp., Class B 2,030 986,458
Paychex, Inc. 9,987 1,400,377
Union Pacific Corp. 4,791 1,092,540

Dean Equity Income Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 97.63% - continued Shares Fair Value
Industrials — 9.13% - continued
United Parcel Service, Inc., Class B 11,530 $ 1,453,932
8,135,520
Materials — 2.98%
Air Products & Chemicals, Inc. 6,171 1,789,837
Sonoco Products Co. 17,782 868,651
2,658,488
Real Estate — 10.15%
American Tower Corp., Class A 7,551 1,384,929
Digital Realty Trust, Inc. 11,693 2,073,520
Essex Property Trust, Inc. 6,902 1,970,106
Lamar Advertising Co., Class A 18,513 2,253,773
Public Storage 4,547 1,361,554
9,043,882
Technology — 6.09%
Amdocs Ltd. 15,752 1,341,125
Cisco Systems, Inc. 41,249 2,441,941
Texas Instruments, Inc. 8,769 1,644,275
5,427,341
Utilities — 12.48%
Alliant Energy Corp. 44,659 2,641,133
American Electric Power Company, Inc. 17,458 1,610,151
Duke Energy Corp. 16,077 1,732,136
WEC Energy Group, Inc. 30,449 2,863,425
Xcel Energy, Inc. 33,616 2,269,752
11,116,597
Total Common Stocks/Total Investments — 97.63% (Cost $82,475,776) 86,998,760
Other Assets in Excess of Liabilities — 2.37% 2,108,084
NET ASSETS — 100.00% $ 89,106,844